First Trust Emerging Markets Small Cap AlphaDEX Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	167 Months Ended	176 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Nasdaq AlphaDEX® Emerging Markets Small Cap™ Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		16.99%	7.16%	10.72%
Nasdaq Emerging Markets Small Cap™ Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		15.24%	6.08%	8.12%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			33.57%	4.20%	8.42%	4.57%	3.79%
First Trust Emerging Markets Small Cap AlphaDEX Fund
Prospectus [Line Items]
Average Annual Return, Percent			15.61%	5.54%	8.98%	6.43%
Performance Inception Date		Feb. 15, 2012
First Trust Emerging Markets Small Cap AlphaDEX Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.63%	3.52%	7.12%	4.80%
First Trust Emerging Markets Small Cap AlphaDEX Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.21%	3.33%	6.32%	4.34%

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.